ACCOUNTING ESTIMATES AND JUDGMENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 04, 2018	Dec. 31, 2017
Accounting Estimates And Judgments
Assets	$ 17,566,777	$ 5,129	$ 18,797,972
Liabilities	13,820,001	377	$ 14,530,736
Retained earings		$ 4,752
Income (Loss)	$ (626)